Finance income and charges (Tables)	6 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of finance income and charges

	Six months ended 31 December 2025	Six months ended 31 December 2024
	$ million	$ million
Interest income	121	90
Fair value gain on financial instruments	42	78
Total interest income	163	168
Interest charge on bonds, commercial paper, bank loans and overdrafts	(418)	(369)
Interest charge on finance leases	(17)	(14)
Borrowing costs capitalised	28	—
Other interest charges	(121)	(160)
Fair value loss on financial instruments	(49)	(78)
Total interest charges	(577)	(621)
Net interest charges	(414)	(453)

Net finance income in respect of post-employment plans in surplus	27	21
Monetary gain on hyperinflation in various economies (a)	8	21
Interest income in respect of direct and indirect tax	3	4
Change in financial liability - Zacapa (Level 3)	—	6
Total other finance income	38	52
Net finance charge in respect of post-employment plans in deficit	(10)	(4)
Interest charge in respect of direct and indirect tax	(19)	(22)
Unwinding of discounts	(8)	(8)
Change in financial liability - Zacapa (Level 3)	(1)	—
Guarantee fees	(9)	(1)
Other finance charges	(10)	(6)
Total other finance charges	(57)	(41)
Net other finance (charges)/income	(19)	11